Statements of Convertible Preferred Stock and Stockholders Deficit (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued interest	$ 49,000	$ 142,000	$ 78,000
Series D-1 Convertible Preferred Stock
Issuance cost			99,000
Series D-2 Convertible Preferred Stock
Issuance cost			291,000
Series C Convertible Preferred Stock
Issuance cost	$ 221,100	181,000	$ 71,000
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Accrued interest		173,000
Unamortized debt discount		$ 44,000